Taxation - Schedule of Reconciliation Between Actual Provision for Income Taxes and Statutory Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Schedule of Reconciliation Between Actuarial Provision for Income Taxes and Statutory Rate [Abstract]
Computed income tax benefit with statutory Enterprise Income Tax rate, Amount	$ (960,999)		$ (420,242)		$ (345,375)
Computed income tax benefit with statutory Enterprise Income Tax rate, Percentage	25.00%		25.00%		25.00%
Additional deduction for R&D expenses, Amount	$ (174,405)		$ (163,510)		$ (148,630)
Additional deduction for R&D expenses, Percentage	4.50%		9.70%		10.80%
Effect of preferential tax rates for PRC subsidiary, Amount	$ 95,528		$ 76,444		$ 135,991
Effect of preferential tax rates for PRC subsidiary, Percentage	(2.50%)		(4.50%)		(9.80%)
Changes in valuation allowance, Amount	$ 1,058,058		$ (29,730)		$ 29,751
Changes in valuation allowance, Percentage	(27.50%)		1.80%		(2.20%)
Effect of different tax rates in jurisdictions other than PRC, Amount	$ 279,921	[1]	$ 305,832	[1]	$ 56,280
Effect of different tax rates in jurisdictions other than PRC, Percentage	(7.30%)	[1]	(18.20%)		(4.10%)
True up adjustments for income tax expense for prior years, Amount	$ 416,175	[2]		[2]	$ 163,556
True up adjustments for income tax expense for prior years, Percentage	(10.80%)	[2]			(11.80%)
Tax effect of non-taxable income and non-deductible items, Amount	$ 111,917		$ (39,296)		$ 22,091
Tax effect of non-taxable income and non-deductible items, Percentage	(2.90%)		2.30%		(1.60%)
Tax effect of non-deductible offering costs, Amount	$ 135,370
Tax effect of non-deductible offering costs, Percentage	(3.50%)
Income tax expense/(benefit), Amount	$ 961,565		$ (270,502)		$ (86,336)
Income tax expense/(benefit), Percentage	(25.00%)		16.10%		6.30%

[1]	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.
[2]	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.